Right-of-use assets	6 Months Ended
Dec. 31, 2022
Right-of-use assets [Abstract]
Right-of-use assets
Note 10. Right-of-use assets

	31 Dec 2022	30 June 2022
	$'000	$'000

Non-current assets
Land and buildings - right-of-use asset	1,472	1,309
Less: Accumulated depreciation	(127)	(56)

	1,345	1,253

Reconciliations
Reconciliations of the written down values at the beginning and end of the current period are set out below:

	Land and buildings	Total
	$'000	$'000

Balance at 1 July 2022	1,253	1,253
Additions	213	213
Exchange differences	(50)	(50)
Depreciation expense	(71)	(71)

Balance at 31 December 2022	1,345	1,345

The land and buildings right-of-use asset represents a 30-year lease of a site in Prince George, British Columbia, Canada, as well as other leases for corporate offices.

The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a term of 12 months or less, and leases of low value assets. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.